Restrictions to the distribution of earnings (Details)			12 Months Ended
	Mar. 13, 2025 installment	Mar. 21, 2024 installment	Dec. 31, 2024 ARS ($)	Apr. 26, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	May 31, 2023 ARS ($)	Apr. 28, 2023 ARS ($)	Jun. 07, 2022 ARS ($)	Apr. 29, 2022 ARS ($)
Restriction to the distribution of earnings [line items]
Percentage of income increase or decrease adjustments of prior years			20.00%
Retained earnings			$ (367,211,255,000)		$ (369,305,680,000)
Special reserve			$ 161,028,676,000
Percentage of capital conversation margin			2.50%
Percentage of distribution earning		60.00%
Unappropriated earnings to be allocated to legal reserve as reported previously				$ 32,908,378,000			$ 11,765,158,000		$ 3,934,134,000
Unappropriated earnings to be allocated to legal reserve				71,662,188,000			79,782,573,000		51,967,379,000
Unappropriated retained earnings eligible to be allocated for future distribution of earnings as reported previously				131,633,510,000			47,060,630,000		15,736,535,000
Unappropriated retained earnings eligible to be allocated for future distribution of earnings				286,648,751,000			319,130,293,000		207,869,518,000
Amount eligible for distribution as dividend								$ 13,165,209,000	$ 13,165,209,000
Payment of dividends				264,227,685,000			35,566,224,000
Payment of dividends in restated amounts				$ 507,501,293,000			169,587,609,000
Dividend payable in kind						$ 50,401,015,000	$ 50,401,015,000
Discount government bills value						$ 49,524,433,015
CER percentage			4.25%
Communication A 7984
Restriction to the distribution of earnings [line items]
Number of monthly installments, distribution of earnings | installment		6
Communication A 7997
Restriction to the distribution of earnings [line items]
Number of monthly installments, distribution of earnings | installment		3
Distribution of Earnings
Restriction to the distribution of earnings [line items]
Percentage of distribution earning	60.00%
Number of monthly installments, distribution of earnings | installment	10
BCRA
Restriction to the distribution of earnings [line items]
Retained earnings			$ 70,648,487,000